Stock-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted		$ 53.73	$ 44.83
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	271
Nonvested, Number of Units, Granted	80
Nonvested, Number of Units, Dividends	6
Nonvested, Number of Units, Forfeited or expired	0
Nonvested, Number of Units, Vested and issued	(160)
Nonvested/unissued, Number of Units, Ending balance	197	271
Weighted-average grant date fair value, Beginning balance	$ 43.71
Weighted-average grant date fair value, Granted	63.09
Weighted-average grant date fair value, Dividends	0
Weighted-average grant date fair value, Forfeited or expired	0
Weighted-average grant date fair value, Vested and issued	43.12
Weighted-average grant date fair value, Ending balance	$ 50.63	$ 43.71
Restricted Stock/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	257
Nonvested, Number of Units, Granted	73
Nonvested, Number of Units, Dividends	7
Nonvested, Number of Units, Forfeited or expired	0
Nonvested, Number of Units, Vested and issued	(109)
Nonvested/unissued, Number of Units, Ending balance	228	257
Weighted-average grant date fair value, Beginning balance	$ 41.22
Weighted-average grant date fair value, Granted	63.09
Weighted-average grant date fair value, Dividends	0
Weighted-average grant date fair value, Forfeited or expired	0
Weighted-average grant date fair value, Vested and issued	46.65
Weighted-average grant date fair value, Ending balance	$ 44.36	$ 41.22